Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of components of lease expenses, supplemental cash flows information and supplemental information related to leases

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expenses	148,234	135,663	121,393
Short-term lease expenses	1,615	24,359	56,808
Total	149,849	160,022	178,201

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating lease	135,161	146,733	126,758
RoU assets obtained in exchanges for lease liabilities
RoU assets obtained in exchanges for new operating lease liabilities	214,305	66,494	54,944

	As of
	December 31,
	2022	2023
	RMB	RMB
Land use rights, net	10,930	11,033
Operating lease right-of-use assets, net (excluding land use rights)	297,937	224,930
Operating lease RoU assets, net	308,867	235,963
Operating lease liabilities – current	95,775	91,230
Operating lease liabilities – non-current	214,427	146,970
Total operating lease liabilities	310,202	238,200

	As of
	December 31,
	2022	2023
Weighted average remaining lease term
Land use rights	50 years	49 years
Operating leases	2.90 years	3.31 years
Weighted average discount rate
Land use rights	—	—
Operating leases	4.36%	4.38%

Schedule of maturities of lease liabilities

As of
December 31,
2023
RMB
2024	109,845
2025	72,794
2026	25,658
2027	10,464
2028	10,778
Thereafter	42,608
Total undiscounted lease payments	272,147
Less: interest	(33,947)
Present value of lease liabilities	238,200